Quarterly Holdings Report
for

Fidelity® Puritan® K6 Fund

May 31, 2020

PUR-K6-QTLY-0720
1.9893907.100

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.7%
	Shares	Value
COMMUNICATION SERVICES - 7.3%
Entertainment - 2.2%
Activision Blizzard, Inc.	29,138	$2,097,353
Electronic Arts, Inc. (a)	14,114	1,734,328
LiveXLive Media, Inc. (a)	86,437	247,210
Netflix, Inc. (a)	6,347	2,664,026
		6,742,917
Interactive Media & Services - 4.4%
Alphabet, Inc. Class C (a)	5,235	7,480,396
Facebook, Inc. Class A (a)	26,550	5,976,140
		13,456,536
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	22,998	2,300,720

TOTAL COMMUNICATION SERVICES		22,500,173

CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 1.0%
Churchill Downs, Inc.	7,442	987,330
Darden Restaurants, Inc.	1,330	102,224
Marriott International, Inc. Class A	3,900	345,150
Penn National Gaming, Inc. (a)	2,902	95,215
Starbucks Corp.	18,634	1,453,266
		2,983,185
Household Durables - 0.1%
NVR, Inc. (a)	104	335,047
Internet & Direct Marketing Retail - 5.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	8,864	1,838,305
Amazon.com, Inc. (a)	4,590	11,210,478
eBay, Inc.	9,180	418,057
JD.com, Inc. sponsored ADR (a)	2,700	146,691
MercadoLibre, Inc. (a)	102	86,870
Pinduoduo, Inc. ADR (a)	19,605	1,310,986
The Booking Holdings, Inc. (a)	479	785,282
		15,796,669
Multiline Retail - 0.7%
Dollar General Corp.	9,459	1,811,493
Dollar Tree, Inc. (a)	2,136	209,050
		2,020,543
Specialty Retail - 1.1%
Burlington Stores, Inc. (a)	194	40,676
The Home Depot, Inc.	8,432	2,095,183
TJX Companies, Inc.	21,004	1,108,171
		3,244,030
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	15,664	508,768
LVMH Moet Hennessy Louis Vuitton SE	885	371,280
Moncler SpA	5,498	204,147
NIKE, Inc. Class B	17,351	1,710,462
		2,794,657

TOTAL CONSUMER DISCRETIONARY		27,174,131

CONSUMER STAPLES - 3.0%
Beverages - 1.2%
Keurig Dr. Pepper, Inc.	8,881	247,958
Monster Beverage Corp. (a)	21,269	1,529,454
The Coca-Cola Co.	41,978	1,959,533
		3,736,945
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,107	1,266,886
Kroger Co.	21,786	710,659
Performance Food Group Co. (a)	9,950	265,168
Sysco Corp.	2,200	121,352
Walmart, Inc.	16,193	2,008,904
		4,372,969
Food Products - 0.1%
Beyond Meat, Inc. (b)	918	117,770
Household Products - 0.1%
Clorox Co.	1,625	335,156
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,428	479,457
L'Oreal SA	113	33,144
		512,601

TOTAL CONSUMER STAPLES		9,075,441

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cabot Oil & Gas Corp.	32,449	643,788
Hess Corp.	12,916	613,123
		1,256,911
FINANCIALS - 5.5%
Banks - 2.2%
Bank of America Corp.	95,844	2,311,757
JPMorgan Chase & Co.	29,351	2,856,146
M&T Bank Corp.	1,666	176,030
Wells Fargo & Co.	59,090	1,564,112
		6,908,045
Capital Markets - 2.6%
BlackRock, Inc. Class A	1,324	699,919
BM&F BOVESPA SA	3,400	29,022
CME Group, Inc.	6,562	1,198,221
London Stock Exchange Group PLC	9,902	987,655
Moody's Corp.	6,136	1,640,828
Morningstar, Inc.	4,481	687,027
MSCI, Inc.	1,919	631,063
S&P Global, Inc.	5,337	1,734,632
The Blackstone Group LP	1,347	76,510
Tradeweb Markets, Inc. Class A	3,142	207,246
XP, Inc. Class A (a)	5,814	176,513
		8,068,636
Consumer Finance - 0.1%
Capital One Financial Corp.	2,654	180,578
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	8,542	1,585,224
Insurance - 0.1%
Allstate Corp.	1,525	149,160
Arthur J. Gallagher & Co.	1,214	114,456
		263,616

TOTAL FINANCIALS		17,006,099

HEALTH CARE - 12.2%
Biotechnology - 2.9%
AbbVie, Inc.	14,613	1,354,187
ACADIA Pharmaceuticals, Inc. (a)	1,468	72,930
Acceleron Pharma, Inc. (a)	5,816	574,795
Alexion Pharmaceuticals, Inc. (a)	934	111,987
Amgen, Inc.	3,766	865,050
Biogen, Inc. (a)	1,597	490,423
Black Diamond Therapeutics, Inc. (a)	1,226	47,875
Gilead Sciences, Inc.	4,286	333,579
Insmed, Inc. (a)	42	1,020
Neurocrine Biosciences, Inc. (a)	1,517	189,261
Regeneron Pharmaceuticals, Inc. (a)	6,329	3,878,474
Revolution Medicines, Inc.	642	19,722
Sarepta Therapeutics, Inc. (a)	300	45,681
Vertex Pharmaceuticals, Inc. (a)	3,639	1,047,886
		9,032,870
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	3,390	837,093
Boston Scientific Corp. (a)	26,437	1,004,342
Danaher Corp.	11,882	1,979,660
DexCom, Inc. (a)	1,830	692,307
Intuitive Surgical, Inc. (a)	2,269	1,316,088
Masimo Corp. (a)	6,365	1,528,809
Quidel Corp. (a)	1,456	254,800
		7,613,099
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	6,318	204,071
Centene Corp. (a)	28,288	1,874,080
Cigna Corp.	11,148	2,199,723
UnitedHealth Group, Inc.	13,405	4,086,514
		8,364,388
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)(b)	3,505	273,285
Bruker Corp.	30,504	1,320,213
Thermo Fisher Scientific, Inc.	5,595	1,953,718
		3,547,216
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	24,233	1,323,122
Eli Lilly & Co.	18,923	2,894,273
Roche Holding AG (participation certificate)	1,924	667,862
Sanofi SA sponsored ADR	59,309	2,912,665
Zoetis, Inc. Class A	8,118	1,131,568
		8,929,490

TOTAL HEALTH CARE		37,487,063

INDUSTRIALS - 6.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	4,794	1,862,181
Northrop Grumman Corp.	6,389	2,141,593
TransDigm Group, Inc.	164	69,670
		4,073,444
Airlines - 0.4%
Southwest Airlines Co.	41,244	1,323,932
Building Products - 0.1%
Trane Technologies PLC	5,076	457,906
Commercial Services & Supplies - 0.3%
Cintas Corp.	830	205,807
Copart, Inc. (a)	4,298	384,198
Waste Management, Inc.	3,621	386,542
		976,547
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	3,389	284,744
Electrical Equipment - 1.0%
AMETEK, Inc.	15,232	1,396,927
Generac Holdings, Inc. (a)	5,809	646,367
Rockwell Automation, Inc.	5,043	1,090,095
		3,133,389
Industrial Conglomerates - 0.3%
General Electric Co.	114,443	751,891
Roper Technologies, Inc.	466	183,511
		935,402
Machinery - 0.3%
Caterpillar, Inc.	5,366	644,618
ITT, Inc.	2,242	129,363
		773,981
Professional Services - 0.8%
Clarivate Analytics PLC (a)	4,105	93,963
Equifax, Inc.	5,034	773,021
Experian PLC	19,619	688,087
IHS Markit Ltd.	10,637	738,846
Verisk Analytics, Inc.	402	69,417
		2,363,334
Road & Rail - 1.4%
Lyft, Inc. (a)	15,207	475,371
Uber Technologies, Inc.	50,699	1,841,388
Union Pacific Corp.	11,047	1,876,443
		4,193,202

TOTAL INDUSTRIALS		18,515,881

INFORMATION TECHNOLOGY - 19.0%
IT Services - 3.8%
Accenture PLC Class A	6,802	1,371,419
Adyen BV (a)(c)	415	544,974
Black Knight, Inc. (a)	10,885	837,927
Fidelity National Information Services, Inc.	18,284	2,538,368
Global Payments, Inc.	3,526	632,882
GoDaddy, Inc. (a)	1,327	102,511
MasterCard, Inc. Class A	11,020	3,315,808
MongoDB, Inc. Class A (a)	397	92,148
Visa, Inc. Class A	11,059	2,159,159
		11,595,196
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	9,568	514,758
Analog Devices, Inc.	5,527	624,275
ASML Holding NV	6,009	1,980,026
KLA-Tencor Corp.	1,200	211,152
Lam Research Corp.	4,215	1,153,519
Marvell Technology Group Ltd.	69,269	2,259,555
MediaTek, Inc.	9,000	139,044
Micron Technology, Inc. (a)	22,492	1,077,592
NVIDIA Corp.	10,630	3,773,863
NXP Semiconductors NV	13,803	1,326,468
Qualcomm, Inc.	18,032	1,458,428
SolarEdge Technologies, Inc. (a)	1,014	143,887
Universal Display Corp.	666	97,636
Xilinx, Inc.	3,686	338,928
		15,099,131
Software - 7.6%
Adobe, Inc. (a)	7,675	2,967,155
Aspen Technology, Inc. (a)	6,788	717,084
DocuSign, Inc. (a)	3,285	459,046
HubSpot, Inc. (a)	998	199,540
LivePerson, Inc. (a)	4,560	170,772
Microsoft Corp.	81,808	14,991,318
Salesforce.com, Inc. (a)	17,659	3,086,617
Slack Technologies, Inc. Class A (a)	5,517	193,371
Zoom Video Communications, Inc. Class A (a)	1,976	354,652
		23,139,555
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	24,289	7,722,445
Samsung Electronics Co. Ltd.	14,904	613,264
		8,335,709

TOTAL INFORMATION TECHNOLOGY		58,169,591

MATERIALS - 2.4%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	3,461	836,351
Albemarle Corp. U.S.	877	67,108
DuPont de Nemours, Inc.	5,157	261,615
Sherwin-Williams Co.	2,184	1,296,968
The Chemours Co. LLC	11,347	148,759
		2,610,801
Containers & Packaging - 0.4%
Avery Dennison Corp.	9,893	1,094,858
Metals & Mining - 1.2%
Barrick Gold Corp.	100,440	2,410,560
Franco-Nevada Corp.	477	66,954
Newmont Corp.	22,801	1,333,174
		3,810,688

TOTAL MATERIALS		7,516,347

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	10,060	2,597,190
Crown Castle International Corp.	7,508	1,292,577
		3,889,767
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	8,259	2,110,670
TOTAL COMMON STOCKS
(Cost $182,224,883)		204,702,074

Fixed-Income Funds - 32.3%
Fidelity High Income Central Fund (d)	149,702	15,152,871
Fidelity Investment Grade Bond Central Fund (d)	724,140	84,050,904
TOTAL FIXED-INCOME FUNDS
(Cost $98,919,464)		99,203,775

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.11% (e)	2,334,020	2,334,487
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	266,891	266,918
TOTAL MONEY MARKET FUNDS
(Cost $2,601,405)		2,601,405
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $283,745,752)		306,507,254
NET OTHER ASSETS (LIABILITIES) - 0.1%		195,436
NET ASSETS - 100%		$306,702,690

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $544,974 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,836
Fidelity High Income Central Fund	394,364
Fidelity Investment Grade Bond Central Fund	1,014,674
Fidelity Securities Lending Cash Central Fund	2,549
Total	$1,423,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$4,208,799	$12,377,365	$329,178	$(56,666)	$(1,047,449)	$15,152,871	0.6%
Fidelity Investment Grade Bond Central Fund	22,476,266	63,717,993	3,219,884	(110,577)	1,187,106	84,050,904	0.3%
Total	$26,685,065	$76,095,358	$3,549,062	$(167,243)	$139,657	$99,203,775

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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